UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  028-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

 /s/    Samuel Jed Rubin     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $126,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     4249   207000 SH       SOLE                   207000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     6094   428541 SH       SOLE                   428541        0        0
GRAN TIERRA ENERGY INC         COM              38500T101    87295 18067506 SH       SOLE                 18067506        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     8027   432500 SH       SOLE                   432500        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     4446   180000 SH  PUT  SOLE                   180000        0        0
PETROBRAS ARGENTINA S A        SPONS ADR        71646J109      693    54877 SH       SOLE                    54877        0        0
TRANSPORTADORA DE GAS SUR      SPON ADR B       893870204      908   302262 SH       SOLE                   302262        0        0
WALTER ENERGY INC              COM              93317Q105    15278   252285 SH       SOLE                   252285        0        0